2023 Annual Report
American Century Investment Services, Inc.

SEC I.D. No. 8-35220
Statement of Financial Condition
as of December 31, 2023,
and Independent Registered Public Accounting Firm Report
Filed pursuant to Rule 17a-5 (e)(3) as a PUBLIC DOCUMENT

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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ANNUAL REPORTS FORM X-17A-5 PART III
SEC FILE NUMBER
8-35220

FACING PAGE
Information Required Pursuant to Rules 17a-5, 17a-12, and 18a-7 under the Securities Exchange Act of 1934

FILING FOR THE PERIOD BEGINNING	01/01/23	AND ENDING	12/31/2023
	MM/DD/YY		MM/DD/YY

A.REGISTRANT IDENTIFICATION

NAME OF FIRM:	American Century Investment Services, Inc.

TYPE OF REGISTRANT (check all applicable boxes):
☑ Broker-dealer	☐ Security-based swap dealer	☐ Major security-based swap participant
☐ Check here if respondent is also an OTC derivatives dealer

ADDRESS OF PRINCIPAL PLACE OF BUSINESS: (Do not use a P.O. box no.)
4500 Main Street
(No. and Street)
	Kansas City	Missouri	64111
	(City)	(State)	(Zip Code)

PERSON TO CONTACT WITH REGARD TO THIS FILING
Cheryl Redline	(816)340-4670	Cheryl_Redline@americancentury.com
(Name)	(Area Code – Telephone Number)	(Email Address)

B. ACCOUNTANT IDENTIFICATION

INDEPENDENT PUBLIC ACCOUNTANT whose reports are contained in this filing*
FORVIS, LLP
(Name – if individual, state last, first, and middle name)
1201 Walnut Street, Ste 1700 Kansas City		Missouri	64106
(Address)	(City)	(State)	(Zip Code)
10/16/2003		686
(Date of Registration with PCAOB)(if applicable)		(PCAOB Registration Number, if applicable)

FOR OFFICIAL USE ONLY
* Claims for exemption from the requirement that the annual reports be covered by the reports of an independent public accountant must be supported by a statement of facts and circumstances relied on as the basis of the exemption. See 17 CFR 240.17a-5(e)(1)(ii), if applicable.
Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

American Century Investment Services, Inc.

Table of contents

Page
This report contains (check all applicable boxes):
(x)		Facing Page
(x)		Report of Independent Registered Public Accounting Firm	1
(x)	(a)	Statement of Financial Condition	2
( )	(c)	Statement of Operations
( )	(e)	Statement of Changes in Stockholder’s Equity
( )	(d)	Statement of Cash Flows
( )	(f)	Statement of Changes in Liabilities Subordinated to Claims of General Creditors (Not Applicable)
(x)	(g)	Notes to Financial Statements	3-8
( )	(h)	Computation of Net Capital for Brokers and Dealers Pursuant to Rule 15c3-1 under the Securities Exchange Act of 1934
( )	(j)	Computation for Determination of Reserve Requirements for Brokers and Dealers Pursuant to Rule 15c3-3 under the Securities Exchange Act of 1934
( )	(m)	Information Relating to the Possession or Control Requirements for Brokers and Dealers Pursuant to Rule 15c3-3 under the Securities Exchange Act of 1934
( )	(o)
A Reconciliation, including Appropriate Explanations, of the Computation of Net Capital under Rule 15c3-1 and the Computation for Determination of the Reserve Requirements Under Rule 15c3-3 (Not Applicable)

( )	(p)	A Reconciliation Between the Audited and Unaudited Statements of Financial Condition With Respect to Methods of Consolidation (Not Applicable)
(x)	(q)	An Oath or Affirmation
( )		Copy of the SIPC Supplemental Report (filed concurrently herewith as a separate document) (Not Required)
( )	(y)
A report describing any material inadequacies found to exist or found to have existed since the date of the previous audit (Report of Independent Auditors on Internal Control required by SEC Rule 17a-5)

American Century Investment Services, Inc.

Affirmation

I, Cheryl Redline, affirm that, to the best of my knowledge and belief, the financial report pertaining to the firm of American Century Investment Services, Inc., as of February 22, 2024, is true and correct. I further affirm that neither the company nor any partner, officer, director, or equivalent person, as the case may be, has any proprietary interest in any account classified solely as that of a customer.

American Century Investment Services, Inc.

This filing** contains (check all applicable boxes):
☑	(a) Statement of financial condition.
☑	(b) Notes to consolidated statement of financial condition.
☐	(c) Statement of income (loss) or, if there is other comprehensive income in the period(s) presented, a statement of comprehensive income (as defined in § 210.1-02 of Regulation S-X).
☐	(d) Statement of cash flows.
☐	(e) Statement of changes in stockholders’ or partners’ or sole proprietor’s equity.
☐	(f) Statement of changes in liabilities subordinated to claims of creditors.
☐	(g) Notes to consolidated financial statements.
☐	(h) Computation of net capital under 17 CFR 240.15c3-1 or 17 CFR 240.18a-1, as applicable.
☐	(i) Computation of tangible net worth under 17 CFR 240.18a-2.
☐	(j) Computation for determination of customer reserve requirements pursuant to Exhibit A to 17 CFR 240.15c3-3.
☐	(k) Computation for determination of security-based swap reserve requirements pursuant to Exhibit B to 17 CFR 240.15c3-3 or Exhibit A to 17 CFR 240.18a-4, as applicable.
☐	(l) Computation for Determination of PAB Requirements under Exhibit A to § 240.15c3-3.
☐	(m) Information relating to possession or control requirements for customers under 17 CFR 240.15c3-3.
☐	(n) Information relating to possession or control requirements for security-based swap customers under 17 CFR 240.15c3-3(p)(2) or 17 CFR 240.18a-4, as applicable.
☐
(o) Reconciliations, including appropriate explanations, of the FOCUS Report with computation of net capital or tangible net worth under 17 CFR 240.15c3-1, 17 CFR 240.18a-1, or 17 CFR 240.18a-2, as applicable, and the reserve requirements under 17 CFR 240.15c3-3 or 17 CFR 240.18a-4, as applicable, if material differences exist, or a statement that no material differences exist.

☐	(p) Summary of financial data for subsidiaries not consolidated in the statement of financial condition.
☑	(q) Oath or affirmation in accordance with 17 CFR 240.17a-5, 17 CFR 240.17a-12, or 17 CFR 240.18a-7, as applicable.
☐	(r) Compliance report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
☐	(s) Exemption report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
☐	(t) Independent public accountant’s report based on an examination of the statement of financial condition.
☐	(u) Independent public accountant’s report based on an examination of the financial report or financial statements under 17 CFR 240.17a-5, 17 CFR 240.18a-7, or 17 CFR 240.17a-12, as applicable.
☐	(v) Independent public accountant’s report based on an examination of certain statements in the compliance report under 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
☐	(w) Independent public accountant’s report based on a review of the exemption report under 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
☐	(x) Supplemental reports on applying agreed-upon procedures, in accordance with 17 CFR 240.15c3-1e or 17 CFR 240.17a-12, as applicable.
☐
(y) Report describing any material inadequacies found to exist or found to have existed since the date of the previous audit, or a statement that no material inadequacies exist, under 17 CFR 240.17a-12(k).

☐	(z) Other:
**To request confidential treatment of certain portions of this filing, see 17 CFR 240.17a-5(e)(3) or 17 CFR 240.18a-7(d)(2), as applicable.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder
American Century Investment Services, Inc.
Kansas City, Missouri

Opinion on the Financial Statement
We have audited the accompanying statement of financial condition of American Century Investment Services, Inc. (the “Company”) as of December 31, 2023, including the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company as of December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
This financial statement is the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Company’s auditor since 2022.

Kansas City, Missouri
February 22, 2024

American Century Investment Services, Inc.

Statement of Financial Condition
December 31, 2023

Assets
Cash and cash equivalents	$134,688,276
Deferred income taxes, net	14,457,313
Affiliate receivable	6,858,443
Prepaid expenses	4,040,707
Deferred sales commission	240,791
Deposit with clearing broker	100,000
Accounts receivable	95,231
Property and equipment, net	60,274

Total assets	$160,541,035

Liabilities and stockholder’s equity
Liabilities
Accounts payable and accrued expenses	$49,089,856
Accrued compensation and benefits	48,643,487
Accrued underwriting and distribution fees	10,210,476
Affiliate income taxes payable	5,840,225
Income taxes payable, net	1,036,776

Total liabilities	114,820,820

Stockholder’s equity
Common stock, $1 par value - 30,000 shares authorized, 11,900 shares issued and outstanding	11,900
Additional paid-in capital	1,584,884
Retained earnings	44,123,431

Total stockholder's equity	45,720,215

Total liabilities and stockholder's equity	$160,541,035

See notes to financial statements.

American Century Investment Services, Inc.

Notes to financial statements
Year ended December 31, 2023
1. Nature of operations and summary of significant accounting policies
Nature of operations — American Century Investment Services, Inc. (“ACIS” or the “Company”) is a registered broker-dealer that primarily markets and distributes shares of the American Century Investments family of mutual funds (“ACI Funds”) that are managed by American Century Investment Management, Inc. (“ACIM”). Both ACIS and ACIM are wholly-owned subsidiaries of American Century Companies, Inc. (“ACC”).

The Company is subject to the rules and regulations of the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority, Inc.

The Company markets and distributes shares of the ACI Funds and units in a qualified tuition program under section 529 of the Internal Revenue Code. The Company also introduces its retail customers to another broker-dealer who carries such accounts on a fully disclosed basis. With respect to these activities, the Company carries no margin accounts, promptly transmits all customer funds and delivers all securities received in connection with its activities as a broker-dealer, does not otherwise hold funds or securities for, or owe money or securities to, customers and effectuates all financial transactions between itself and its customers through a “Special Account for the Exclusive Benefit of Customers of ACIS.” Accordingly, the
Company claims exemption under Rule 15c3-3 of the Securities Exchange Act of 1934, under paragraph (k) (2)(i) and (k)(2)(ii) of the Rule and contemplated by Footnote 74 of the SEC Release No. 34-70073.

Pursuant to an agreement between the Company and its clearing broker, the clearing broker is required to perform a computation for proprietary accounts of introducing broker assets similar to the customer reserve computation. Therefore, proprietary accounts held at the clearing broker are considered allowable assets in the net capital computation.

Use of estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which requires the use of estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents — Cash equivalents are highly liquid investments with original maturities of three months or less and consisted of an investment in an affiliated money market mutual fund of $134,688,276 as of December 31, 2023.

Deferred sales commissions — Sales commissions paid to financial intermediaries in connection with the sale of shares of certain classes of funds are capitalized and amortized on a straight-line basis over a specified period, which is typically one year. Amortization of the assets is meant to coincide with the recoverability of these costs through the retention of Rule 12b-1 distribution fees and contingent deferred sales charges (“CDSC”). CDSCs collected by the Company from redeeming shareholders are recorded as income when earned with a corresponding reduction to the deferred sales commission assets.

Management reviews the carrying amount of the deferred sales commission assets for impairment whenever events or changes in circumstances indicate that the assets may not be recoverable over their remaining useful lives. Such an impairment test would consider, among other things, the depreciation of the underlying mutual fund assets related to the deferred sales commission assets as well as the duration and severity of the depreciation. No impairment tests were performed and no impairment charges were recorded during the year ended December 31, 2023.

American Century Investment Services, Inc.

Prepaid expenses — Items such as licensing and registration fees are paid in advance and expensed over a specified period, which is typically one year.

Property and equipment — Property and equipment, including information systems equipment and software, are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years.

Management, using its best estimates based on reasonable and supportable assumptions and projections, reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value might not be recoverable. No such impairment charge was recorded for long-lived assets during 2023.

Revenue Recognition — The Company primarily earns revenue from selling and marketing the services of ACIM and the shares of the ACI Funds. See Note 8 - Revenue from contracts with customers.

Affiliate service fees — The Company recognizes expenses charged by ACC and affiliates for services provided to, and assets used by, the Company. These expenses include fees paid for strategic management services, administrative service fees paid for information technology, human resources, office space, and corporate overhead services, and licensing fees paid for the use of trademarks and trade names used in the business of marketing and selling shares of the ACI Funds.

Income taxes — The Company is included in the consolidated tax returns of ACC and, in accordance with the provisions of a tax sharing agreement, ACC allocates income tax expense or benefit to members of the consolidated group based on each subsidiary’s contribution on a standalone basis to consolidated taxable income or loss, using the statutory rate applicable to the consolidated group. The tax sharing agreement also provides for reimbursement to subsidiaries with net operating losses to the extent those losses are used to reduce consolidated taxable income. In 2023, the Company paid $2,679,480 to settle the income tax liability incurred under this agreement.

The Company records deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. To the extent management believes it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is established. No valuation allowance was recorded as of December 31, 2023.

Commitments and contingencies — In the ordinary course of business, the Company is periodically involved in litigation and other claims. In the opinion of management, the ultimate resolution of these matters will not have a material effect on the Consolidated Financial Statement.

Subsequent events — In accordance with Financial Accounting Standards Board Accounting Standards Codification 855, Subsequent Events, management performed an evaluation of subsequent events through February 22, 2024, the date on which these financial statements were issued. There were no material events that required disclosure in the Company’s financial statements.

New accounting pronouncements — There are no significant accounting standards recently issued but not yet adopted.

American Century Investment Services, Inc.

2. Property and equipment
Property and equipment balance as of December 31, 2023, includes:

2023
Information systems equipment and software	$1,201,119
Less: Accumulated depreciation	(1,140,845)

Property and equipment, net	$60,274
3. Retirement plan
Substantially all employees are covered under the American Century Retirement Plan. As of December 31, 2023, accrued plan related expenses were $3,661,520 and are included in accrued salaries and benefits in the Statement of Financial Condition.
4. Net capital requirements
The Company is subject to the uniform net capital rule (Rule 15c3-1) under the Securities Exchange Act of 1934. Rule 15c3-1 requires the Company to maintain minimum net capital equal to the greater of $250,000 or 6 2/3% of aggregate indebtedness. The Company had net capital, as defined, of $17,357,112 which was $9,702,387 in excess of its required net capital of $7,654,725 and a ratio of aggregate indebtedness to net capital was 6.62 to 1.00 as of December 31, 2023.
5. Guarantees
The Company indemnified its clearing broker discussed in Note 1 - Nature of operations and summary of significant accounting policies for customers unable to satisfy the terms of their contracts. As of December 31, 2023, the probability was remote that the Company would incur material losses under this agreement, and no liability was recorded in the Statement of Financial Condition.
6. Fair value of financial instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal or most advantageous market at the measurement date. The fair value of a financial instrument should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including the Company’s credit risk.

Valuation inputs used in fair value calculations are classified into a hierarchy. The hierarchy prioritizes the inputs into three levels. These levels are based on the extent inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels determined by the lowest level input. The levels are:

Level 1 — inputs are based upon unadjusted quoted prices for identical instruments traded in active markets accessible by the Company at the measurement date.

Level 2 — inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and inputs other than quoted prices for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

American Century Investment Services, Inc.

Level 3 — inputs are unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Company’s financial instruments consist only of cash equivalents traded in active markets, for which the fair value is based on quoted market prices for money market funds. Accordingly, these are classified as Level 1, and the fair value at December 31, 2023, approximates carrying value, as reflected in the Statement of Financial Condition.
7. Income taxes

Deferred income taxes are provided for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the Statement of Financial Condition. These temporary differences result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse.

Deferred tax assets (liabilities) as of December 31, 2023, were as follows:

Accrued compensation and benefits	$14,757,674
Unrecognized tax benefits	185,166

Total deferred tax assets	14,942,840

Depreciation	(12,933)
Prepaid expenses	(103,339)
Revenue from contracts with customers	(56,410)
Deferred sales commissions	(312,845)

Total deferred tax liabilities	(485,527)

Deferred income taxes, net	$14,457,313

The Company had total gross unrecognized tax benefits of $769,945 as of December 31, 2023, which are included in income taxes payable in the Statement of Financial Condition.

Gross accrued interest and penalties were $100,807 as of December 31, 2023, and are included in income taxes payable in the Statement of Financial Condition.

The Company files various tax returns with federal, state, and local taxing authorities that are subject to audit. Tax years 2020 through 2023 remain open to examination for U.S. federal income. Tax years 2018 through 2023 generally remain open to examination by significant state and local tax jurisdictions. During the next twelve months, it is reasonably possible that the expiration of the statute of limitations for certain jurisdictions could reduce unrecognized tax benefits by up to $144,228. While this amount may change, the Company does not expect that any such change will result in a material impact on the results of operations or the financial position of the Company.

American Century Investment Services, Inc.

8. Revenue from contracts with customers
The Company primarily earns revenue from selling and marketing the services of ACIM and the shares of the ACI Funds. Revenue is earned based on a predetermined percentage of costs incurred or based on assets under management. Assets under management is determined by the Company using observable market data from fund accounting agents, brokers, custodians, or independent pricing services.

Distribution and marketing services
The Company earns revenues from ACIM by marketing and selling ACIM’s institutional management services and investment products managed by ACIM. These revenues are earned over time as services are provided by ACIS and are equal to actual costs incurred plus a markup. The Company recognizes revenue on a monthly basis.

Underwriting and distribution
The Company has agreements with and receives compensation from the ACI Funds for marketing and selling shares to investors. The Company’s performance obligation under these agreements is the sale of securities to investors and is fulfilled on the trade date. Distribution fees include amounts earned at the time of initial investment or redemption, as well as over the period of time client funds are invested. Amounts earned at initial investment or redemption are equal to predetermined percentages of amounts invested or redeemed, and are recognized as revenue on the settlement date of such transactions. Fees earned over time are the product of predetermined percentages and the daily market value of investors' shares. As fees earned over time are susceptible to factors beyond the Company’s influence, such fees are recognized as revenues when it is probable that a significant revenue reversal will not occur, which is generally on a monthly basis when the value of fund shares and investor activities become known. Distribution fees recognized in the current year are primarily related to performance obligations satisfied in prior years.

Commissions and service fees
Service fees includes amounts earned purchasing and selling securities on behalf of brokerage customers and providing shareholder services, such as record-keeping and account maintenance activities. Brokerage commissions are recognized as revenues on the settlement date, the date the Company’s performance obligation is satisfied for each transaction. Shareholder services are a separate performance obligation provided to customers on a daily basis. Certain shareholder service fees are generally recognized over time as the services are provided by the Company and received by clients.

Costs to obtain a contract
Costs to obtain a contract should be capitalized if the costs are incremental and would not have been incurred if the contract had not been obtained. Sales commissions paid to employees related to obtaining new investment management agreements with separate account clients are considered incremental, as the commissions relate to obtaining a specific contract, are calculated based on specified rates, and will be recovered by management fees earned from the new agreement.

Capitalized sales commissions are amortized to expense over five years, which approximates the period over which the Company will transfer investment management services under the new agreements. The Company had assets from costs to obtain contracts of $1,356,970 at December 31, 2023 included in prepaid expenses in the Statement of Financial Condition.

American Century Investment Services, Inc.

The following table represents the receivable, asset, and liability balances at December 31, 2023, related to contracts with customers.

	Statement of Financial Condition location	Receivable	Contract assets	Contract liabilities
Distribution and marketing services	Affiliate receivable	$—	$6,858,443	$—
Service fees	Accounts receivable	11,809	—	—
Capitalized sales commissions	Prepaid expenses	—	1,356,970	—
Capitalized sales commissions	Accrued compensation and benefits	—	—	321,988
Deferred sales commissions	Deferred sales commissions	—	240,791	—
		$11,809	$8,456,204	$321,988

The following table represents the receivable, asset, and liability opening balances related to contracts with customers at January 1, 2023.

	Statement of Financial Condition location	Receivables	Contract assets	Contract liabilities
Distribution and marketing services	Affiliate receivable	$—	$1,609,285	$—
Commissions	Accounts receivable	—	—	—
Service fees	Accounts receivable	11,858	—	—
Capitalized sales commissions	Prepaid expenses	—	1,806,306	—
Capitalized sales commissions	Accrued compensation and benefits	—	—	547,566
Deferred sales commissions	Deferred sales commissions	—	321,987	—
		$11,858	$3,737,578	$547,566

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.